Note 6 - Loans (Detail) - Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructurings Number of contracts	54	85	36
Troubled Debt Restructurings Pre-modification outstanding recorded investment	$ 7,857	$ 9,142	$ 9,708
Troubled Debt Restructurings Post-modification outstanding recorded investment	7,605	8,686	8,426
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	12	23	12
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	1,743	2,529	1,517
Commercial and Industrial [Member]
Troubled Debt Restructurings Number of contracts	11	11	1
Troubled Debt Restructurings Pre-modification outstanding recorded investment	1,199	3,615	36
Troubled Debt Restructurings Post-modification outstanding recorded investment	1,188	3,526	36
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	5	2	0
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	1,143	468	0
Commercial Real Estate Loans [Member]
Troubled Debt Restructurings Number of contracts	17	13	7
Troubled Debt Restructurings Pre-modification outstanding recorded investment	4,456	4,017	6,604
Troubled Debt Restructurings Post-modification outstanding recorded investment	4,221	3,786	5,757
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	4	10	3
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	401	1,233	860
First Lien Residential Mortgage Loans [Member]
Troubled Debt Restructurings Number of contracts	19	13	27
Troubled Debt Restructurings Pre-modification outstanding recorded investment	1,948	1,427	3,025
Troubled Debt Restructurings Post-modification outstanding recorded investment	1,943	1,291	2,633
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	2	11	8
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	190	828	614
Junior Lein Residential Mortgage Loans [Member]
Troubled Debt Restructurings Number of contracts	4	1	1
Troubled Debt Restructurings Pre-modification outstanding recorded investment	126	83	43
Troubled Debt Restructurings Post-modification outstanding recorded investment	126	83	0
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	1	0	1
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	9	0	43
Consumer Loans [Member]
Troubled Debt Restructurings Number of contracts	3	0	0
Troubled Debt Restructurings Pre-modification outstanding recorded investment	128	0	0
Troubled Debt Restructurings Post-modification outstanding recorded investment	127	0	0
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	0	0	0
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	$ 0	$ 0	$ 0